CONVERTIBLE NOTES PAYABLE	12 Months Ended
Sep. 30, 2016
CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

NOTE 7 – CONVERTIBLE NOTES PAYABLE

December 2, 2015 Securities Purchase Agreement

On December 2, 2015, we entered into a Securities Purchase Agreement for two $114,400 convertible notes with an accredited investor for an aggregate principal amount of $228,800 with an annual interest rate of 9%. Each note contains an original issue discount (“OID”) of $10,400 and related legal and due diligence costs of $12,000. The Company received net proceeds of $92,000 from the first note received by the Company. The second note was cancelled. The maturity date on the first note is December 2, 2017. An amendment to the note on January 12, 2016, allows us to prepay in full the unpaid principal and interest on the note, upon notice, any time prior to June 3, 2016. Any prepayment is at 140% face amount outstanding and accrued interest. The redemption must be closed and paid for within three business days of the Company sending the redemption demand. The note may not be prepaid after June 2, 2016. The note is convertible into shares of the Company’s common stock at any time beginning on May 30, 2016. The conversion price is equal to 55% of the lowest trading price of our common stock as reported on the QTCQB for the 10 prior trading days (and may include the day of the Notice of Conversion under certain circumstances). We agreed to reserve an initial 5,033,000 shares of common stock for conversions under the note. We also agreed to adjust the share reserve to ensure that it equals at least four times the total number of shares of common stock issuable upon conversion of the note from time to time. We recognized the fair value of the embedded conversion feature as a derivative liability on June 9, 2016 of $136,276.

The note contained an embedded conversion option and was separated from the note and accounted for as a derivative instrument at fair value and discount to the note and is expensed over the life of the note under the effective interest method. The initial carrying value of the of the embedded conversion option exceeded the net proceeds received and created a derivative loss of $132,068. The Company recorded a loan discount of $114,400 and the discount included OID interest of $10,400 and related loan costs of $12,000. For the year ended September 30, 2016, the discount amortization was $114,400. During the period of conversion we issued 6,341,355 shares of restricted common stock in satisfaction of $114,400 principal and accrued interest of $5,816.

January 26, 2016 Securities Purchase Agreement

On January 26, 2016 (the “Effective Date”), we entered into a Securities Purchase Agreement (the “SPA”) for an $180,000 convertible note with an accredited investor, with an annual interest rate of 7%. The note contains an OID of $18,000 and related legal costs of $6,000. The net proceeds received by the Company were $156,000. The maturity date of the note is January 26, 2017. Interest is due on or before the maturity date. We may redeem the note by prepaying the unpaid principal and interest on the note, upon notice, any time prior to 180 days after the Effective Date. If redemption is (i) prior to the 30th day the note is in effect (including the 30th day), the redemption will be 105% of the unpaid principal amount and accrued interest; (ii) if the redemption is on the 31st day up to and including the 60th day the note is in effect, the redemption price will be 115% of the unpaid principle amount of the note along with any accrued interest; (iii) if the redemption is on the 61st day up to and including the 120th day the note is in effect, the redemption price will be 135% of the unpaid principle amount of the note along with any accrued interest; if the redemption is on the 121st day up to and including the 180th day the note is in effect, the redemption price will be 150% of the unpaid principle amount of the note along with any accrued interest. The redemption must be closed and paid for within three business days of the Company sending the redemption demand. The note may not be prepaid and redeemed after the 180th day. The note is convertible into shares of the Company’s common stock at any time beginning on the date which is 181 days following the Effective Date. The conversion price is equal to 55% of the lowest trading price of our common stock as reported on the QTCQB for the 10 prior trading days and may include the day of the Notice of Conversion under certain circumstances. The Company agreed to reserve an initial 10,800,000 shares of common stock for conversions under the note (the “Share Reserve”). We also agreed to adjust the Share Reserve to ensure that it always equals at least three times the total number of shares of common stock that is actually issuable if the entire note were to be converted. The OID interest of $18,000 and related loan costs of $6,000 was recorded as a discount to the note and was being amortized over the life of the loan as interest expense

The note contained an embedded conversion option which qualifies for derivative accounting and bifurcation under ASC 815-15 Derivatives and Hedging. Pursuant to ASC 815, the Company recognized the fair value of the embedded conversion feature as a derivative liability on July 25, 2016 of $238,479 with $167,898 recorded as a discount to the note and $70,581 recorded as a day one derivative loss. On August 8, 2016, the investor converted the principal balance of $180,000 and accrued interest of $6,662 into 9,506,619 shares of restricted common stock. For the year ended September 30, 2016, the discount amortization was $191,898.